13. EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Equity [Abstract]
EQUITY

Common Stock

Unless otherwise indicated, all of the following sales or issuances of Company securities were conducted under the exemption from registration as provided under Section 4(2) of the Securities Act of 1933 (and also qualified for exemption under 4(5), formerly 4(6) of the Securities Act of 1933, except as noted below). All of the shares issued were issued in transactions not involving a public offering, are considered to be restricted stock as defined in Rule 144 promulgated under the Securities Act of 1933 and stock certificates issued with respect thereto bear legends to that effect.

The Company has compensated consultants and service providers with restricted common stock during the development of our business and when our capital resources were not adequate to provide payment in cash.

During the six months ended June 30, 2015, the Company had the following sales of unregistered sales of equity securities.

On June 16, 2015, the Company issued 7,772,725 shares of its common stock to Horwitz + Armstrong LLP pursuant a conversion of debt for $171,000. The shares were valued at the fair market price of $0.022 per share.

Warrants

The Company did not issue any warrants during the six months ended June 30, 2015.

A summary of the warrants issued as of June 30, 2015 is as follows:

	June 30, 2015
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at beginning of period	565,000,000	$0.035
Issued	-	-
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at end of period	565,000,000	$0.035
Exerciseable at end of period	565,000,000

A summary of the status of the warrants outstanding as of June 30, 2015 is presented below:

	June 30, 2015
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life	Price	Exerciseable	Price
540,000,000	3.81	$0.033	540,000,000	$0.033
25,000,000	3.44	0.080	25,000,000	0.080

565,000,000	3.77	$0.035	565,000,000	$0.035

Warrants totaling 565,000,000 shares of common stock have an intrinsic value of $0 as of June 30, 2015.

Common Stock

Unless otherwise indicated, all of the following sales or issuances of Company securities were conducted under the exemption from registration as provided under Section 4(2) of the Securities Act of 1933 (and also qualified for exemption under 4(5), formerly 4(6) of the Securities Act of 1933, except as noted below). All of the shares issued were issued in transactions not involving a public offering, are considered to be restricted stock as defined in Rule 144 promulgated under the Securities Act of 1933 and stock certificates issued with respect thereto bear legends to that effect.

The Company has compensated consultants and service providers with restricted common stock during the development of our business and when our capital resources were not adequate to provide payment in cash.

During the year ended December 31, 2014, the Company had had the following sales of unregistered sales of equity securities:

On January 3, 2014, the Company issued 4,700,196 shares of its common stock to Carla Badaracco related to the conversion of $30,000 of principal and $2,901 of accrued interest at a per share conversion price of $0.007 of the Company’s 6% Senior Secured Convertible Notes Payable.

On January 31, 2014, the Company issued 12,562,518 shares of its common stock related to the conversion of $408,000 of principal and $31,688 of accrued interest at a per share conversion price of $0.035 of the Company’s 12% Senior Secured Convertible Notes Payable.

On January 31, 2014, the Company issued 2,351,187 shares of its common stock to Doug Braun related to the exercise of a stock option granted in fiscal year 2011. The Company received $44,673 or $0.019 per share.

On February 13, 2014, the Company issued 29,420 shares of its common stock to Alby Segall, a third party consultant and non-accredited investor, as payment in full for services rendered. The shares were valued at the fair market price of $0.3399 per share.

On February 16, 2014, the Company issued 1,250,000 shares of its common stock to Integrity Media, Inc. related to a November 16, 2013 Service Agreement for investor relations. The shares were valued at the fair market price of $0.38 per share.

On March 7, 2014, the Company issued 2,000,000 shares of its common stock to Adam Liebross related to the conversion of $50,000 of principal at a per share conversion price of $0.025 of the Company’s 7% Convertible Notes Payable.

On March 18, 2014, the Company issued 22,727,668 shares of its common stock to Adam Liebross (8,300,260 shares), Myli Burger Holdings LLC (4,122,248 shares) and Europa International Inc. (10,304,800 shares) related to the total conversion of $550,000 of principal and $18,192 of accrued and interest at a per share conversion price of $0.025 of the Company’s 7% Convertible Notes Payable.

On March 20, 2014, the Company issued 2,775,000 shares of its common stock to Doug Braun related to the cashless exercise of a stock option granted in fiscal year 2011 to purchase 4,500,000 shares of the Company’s common stock at $0.23 per share.

On March 31, 2014, the Company issued 500,000 shares to each of its four independent Board Directors, The Company valued the 2,000,000 shares at $0.58 per share which was the closing price of the Company’s common stock on March 31, 2014. The Company recorded stock based compensation of $1,160,000 during the three months ended March 31, 2014. On April 25, 2014, the Company entered into four Restricted Stock Cancellation Agreements with the four independent members of the Company’s Board of Directors, pursuant to which the Directors agreed to each cancel 500,000 shares of the Company’s restricted common stock granted to each Director on March 31, 2014. The Company recorded a reduction in common stock and an increase in additional paid in capital of $200 during the nine months ended September 30, 2014 are related to cancellation of the Restricted Stock Agreements.

On April 9, 2014, the Company issued 5,347,032 shares of its common stock to Forglen LLC related to the conversion of  $125,000 of principal and $8,676 of accrued interest at a per share conversion price of $0.025 of the Company’s 7% Convertible Notes Payable.

On June 4, 2014, the Company issued 20,640,548 shares of the Company’s common stock to China West III Investments LLC related to the conversion of $500,000 of principal and $16,014 of accrued interest at a per share conversion price of $0.033 of the Company’s 7% Convertible Notes Payable.

On July 1, 2014, Horwitz and Armstrong LLP converted debt of $100,000 debt into 500,000 shares of the Company’s common stock at a per share conversion price of $0.11 and a cash payment of $35,000.

On July 3, 2014, Sterling Scott exercised his option on a cashless basis and was issued 795,455 shares of restricted common stock at $.085 per share. Mr. Scott was awarded a stock option grant on November 3, 2013 for 12,000,000 shares and had vested 3,500,000 shares as of his resignation on May 19, 2014. The shares were valued at the fair market price of $0.085 per share.

On July 3, 2014, Robert Shapero, a Holder of the Company’s 6% Convertible Notes Payable, converted $25,000 of principal and $4,136 of accrued interest into 4,162,623 shares of the Company’s common stock at a per share conversion price of $0.007.

On April 9, 2014, the Company issued 5,347,032 shares of its common stock to Forglen LLC related to the conversion of  $125,000 of principal and $8,676 of accrued interest at a per share conversion price of $0.025 of the Company’s 7% Convertible Notes Payable. On July 14, 2014, the Board of Directors approved a Settlement Agreement and Waiver of Default dated June 19, 2014 with Forglen related to the 7% Convertible Note. The Company cancelled the April 9, 2014 conversion as a result of the SEC suspension in the trading of the Company’s securities.

On July 15, 2014, the Company entered into a Severance Agreement with Mr. Genesi whereby Mr. Genesi resigned as Chief Financial Officer and the Parties cancelled the Executive Employment Agreement dated November 3, 2013. The Company agreed to issue 6,000,000 shares of restricted common stock. The shares were valued at the fair market price of $0.08 per share.

On July 31, 2014, Logic Works, a Holder of the Company’s 7% Convertible Notes Payable, converted $250,000 of principal into 35,714,286 shares of the Company’s common stock at a per share conversion price of $0.007.

On August 1, 2014, the Company issued 300,000 shares of its common stock to Joseph Barnes pursuant to an Manager Services Agreement with Mr. Barnes dated August 1, 2013. The shares were valued at the fair market price of $0.08 per share.

On August 15, 2014, the Company issued 300,000 shares of its common stock to Dennis Kuznetsov pursuant to an Employment Agreement with Mr. Kuznetsov dated August 15, 2013. The shares were valued at the fair market price of $0.06 per share.

On August 27, 2014, the Company issued 5,000,000 shares of its common stock to D. Weckstein and Co., Inc. pursuant to an Investment Banking Letter. The shares were valued at the fair market price of $0.08 per share.

On September 15, 2014, the Company issued 80,000 shares of its common stock to Josh Nash pursuant to an Employment Agreement with Mr. Nash dated September 15, 2013. The shares were valued at the fair market price of $0.07 per share.

On October 1, 2014, the Company issued 100,000 shares of its common stock to Jeremy Belmont pursuant to an Employment Agreement with Mr. Belmont dated October 1, 2013. The shares were valued at the fair market price of $0.06 per share.

On October 8, 2014, Fifth Avenue Law Group PLLP converted debt of $68,000 debt into 1,360,000 shares of the Company’s common stock at a per share conversion price of $0.05.

On October 31, 2014, the Company issued 100,000 shares of its common stock to Frank Hariton pursuant to a Legal Agreement with Mr. Hariton dated August 14, 2014. The shares were valued at the fair market price of $0.05 per share.

On December 10, 2014, the Company issued 200,000 shares of its common stock to Velomedia, Inc. pursuant to a debt conversion. The shares were valued at the fair market price of $0.05 per share.

Warrants

On November 19, 2013, the Company issued a warrant for 140,000,000 common shares to CANX or its assignees in accordance with the Joint Venture Agreement. The warrants have a five-year term with an original exercise price of $0.033 per share. The warrants vest immediately and are exercisable in whole, or in part, at any time and from time to time on or after the issue date and on or before the termination date. The Company valued the warrants at the time of issuance using the Black-Scholes option pricing model using the following assumptions: (i) dividend yield of 0%; (ii) expected volatility of 24.82%; (iii) risk free rate of 0.05% and (iv) an expected term of one year. The Company expensed the entire $5,040,000 at the time of issuance because the warrants vested immediately and were also exercisable immediately.

On February 7, 2014, the Company issued a warrant for 100,000,000 common shares to CANX or its assignees in accordance with the Joint Venture Agreement. The warrants have a five-year term with an original exercise price of $0.033 per share The warrant was earned by CANX upon completion of the Company’s increase in the number of authorized common shares from 1 billion to 3 billion shares. This increase in authorized shares was effective with the shareholder approval on February 7, 2014.  The Company valued the warrants at the time of issuance using the Black-Scholes option pricing model using the following assumptions: (i) dividend yield of 0%; (ii) expected volatility of 200%; (iii) risk free rate of 0.78% and (iv) an expected term of five years. The Company expensed the entire $33,700,000 at the time of issuance because the warrants vested immediately and were also exercisable immediately.

The Company entered into an Amended and Restated Joint Venture Agreement dated July 1, 2014 with CANX and granted on July 10, 2014 CANX five year warrants, subject to extension, to purchase 300,000,000 shares of common stock at the fair market price of $0.033 per share as determined by an independent appraisal; The warrants vest immediately and are exercisable in whole, or in part, at any time and from time to time on or after the issue date and on or before the termination date. The Company valued the warrants at the time of issuance using the Black-Scholes option pricing model using the following assumptions: (i) dividend yield of 0%; (ii) expected volatility of 161.0%; (iii) risk free rate of 0.78% and (iv) an expected term of five years. The Company expensed the entire $28,800,000 at the time of issuance because the warrants vested immediately and were also exercisable immediately.

On December 11, 2013, the Company issued a warrant for 25,000,000 common shares to Hegyi, LLC, an entity controlled by Marco Hegyi, President of the Company. The warrants have a five-year term with an original exercise price of $0.08 per share. The warrants vest immediately and are exercisable in whole, or in part, at any time and from time to time on or after the issue date and on or before the termination date. The Company valued the warrants at the time of issuance using the Black-Scholes option pricing model using the following assumptions: (i) dividend yield of 0%; (ii) expected volatility of 88.81%; (iii) risk free rate of 0.02% and (iv) an expected term of three years. The Company expensed the entire $1,725,000 at the time of issuance because the warrants vested immediately and were also exercisable immediately.

A summary of the warrants issued as of December 31, 2014 were as follows:

	December 31, 2014
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at beginning of period	165,000,000	$0.040
Issued	400,000,000	0.033
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at end of period	565,000,000	$0.035
Exerciseable at end of period	565,000,000

A summary of the status of the warrants outstanding as of December 31, 2014 is presented below:

	December 31, 2014
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life	Price	Exerciseable	Price
540,000,000	4.31	$0.033	540,000,000	$0.033
25,000,000	3.94	0.080	25,000,000	0.080

565,000,000	4.27	$0.035	565,000,000	$0.035

Warrants totaling 565,000,000 shares of common stock have an intrinsic value of $0 as of December 31, 2014.